As filed with the Securities and Exchange Commission
on June 6, 2003
Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         __
Pre-Effective Amendment No. ___                                                                                             __
Post-Effective Amendment No. 57                                                                                              X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __
Amendment No. 58                                                                                                                    X

________________________

 WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

X Immediately upon filing pursuant to Rule 485(b), or

__ 60 days after filing pursuant to Rule 485(a)(1), or

__ on _________ pursuant to Rule 485(a)(1)

__ 75 days after filing pursuant to Rule 485(a)(2), or

__ on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 57 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to establish the Class C shares of the Stable Income Fund. Except as otherwise provided in this filing, Parts A and B for the Fund are incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002 (accession # 0001021408-02-012137). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other Funds.

WELLS FARGO FUNDS TRUST

Stable Income Fund

Class C

Amendment dated June 6, 2003,
to the Prospectus for the Class A, Class B and Class C shares dated October 1, 2002, as amended February 5, 2003,
and supplemented February 5, 2003 and June 6, 2003

            This amendment contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust. At its May 6, 2003 regular meeting, the Board unanimously approved the issuance of Class C shares by the Stable Income Fund (the "Fund") that will be available beginning June 30, 2003.

Accordingly, the Fund's Prospectus is amended as follows:

            1.    Under the "Summary of Expenses" section, the column for the Class C shares in the "Shareholder Fees" table is supplemented by adding the following footnote:

The Class C shares of the Stable Income Fund, which will be available beginning June 30, 2003, will not impose a 1.00% front-end sales charge on purchases.

            2.    Add the following information for the Class C shares of the Fund to the table of "Annual Fund Operating Expenses:"

Stable Income Fund 5
Class C
Management Fees	0.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.87%
Fee Waivers 3	0.22%
NET EXPENSES 4	1.65%

3 Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. For the Class C shares of the Stable Income Fund, other expenses are based on estimated amounts for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

4 The adviser has committed through September 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

5 Includes expenses allocated from the master portfolio in which the Fund invests.

            3.     Under the "Summary of Expenses" section, add the following information for the Class C shares of the Fund to the "Example of Expenses" tables:

Example of Expenses
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Stable Income Fund
Class C
1 Year	$ 268
3 Years	$ 569
5 Years	$ 995
10 Years	$2,182

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

Stable Income Fund
Class C
1 Year	$ 166
3 Years	$ 569
5 Years	$ 995
10 Years	$2,182

            4.     In the "A Choice of Share Classes" section on page 47, replace the third bullet point with the following:

- Class C Shares-with a front-end sales charge and a 1.00% CDSC (certain Funds, see page 50) on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

            In the same section, replace the second and third paragraphs after the bullets with the following:

            You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B shares of any Fund or Class C shares of the Stable Income Fund. Please note that Class B shares convert to Class A shares generally after seven years to avoid the higher ongoing expenses assessed against Class B shares. Please see "Class B Share CDSC Schedule" below for further details.

            Class B shares are available for all Funds in this Prospectus. Class C shares are available for all Funds except the Income Fund and the Limited Term Government Income Fund. Please note that Class C shares of the Stable Income Fund will be available beginning June 30, 2003. Class C shares are similar to Class B shares in that they have higher ongoing expenses than Class A shares. Unlike Class B shares, however, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice whether to purchase Class B or Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

            5.     In the "A Choice of Share Classes" section, replace the "Class C Share Sales Charges" sub-section on page 50, with the following:

Class C Share Sales Charges
For all Funds except the Stable Income Fund, if you choose Class C shares you will pay the POP (NAV plus the 1.00% sales charge). As a percentage of the net amount invested, the front-end sales charge effectively is 1.01%. Class C shares may be purchased without a front-end sales charge when purchased through a broker/dealer that has entered into an agreement with the Funds' distributor to waive this charge. The distributor pays sales commissions of up to 1.00% to such broker/dealers and up to 2.00% to other selling agents at the time of sale, and up to 1.00% annually to all selling agents thereafter.

If you choose Class C shares of the Stable Income Fund, you buy them at NAV. The distributor pays sales commissions of up to 1.00% of the purchase price to selling agents at the time of sale, and up to 1.00% annually thereafter.

For all Class C shares, you agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV on the date of original purchase or the NAV on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, a Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A Shares, and therefore continue to pay the higher ongoing expenses.

            6.     In the "Reductions and Waivers of Sales Charges" section, under the "Distribution Plan" sub-section on page 53, replace "N/A" under the Class C column for the Stable Income Fund with "0.75%."

WELLS FARGO FUNDS TRUST
File Nos. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number	Description
(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.
(b)	-	Not Applicable.
(c)	-	Not Applicable.
(d)(1)(i)	-

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(ii)	-

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(2)(i)	-

Investment Sub-Advisory Agreement with Barclays Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(ii)	-

Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(iii)	-

Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(iv)	-

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002.

(v)	-	Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.
(vi)	-

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(vii)	-

Investment Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(viii)	-	Not Applicable.
(ix)	-

Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(e)	-

Amended and Restated Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(f)	-	Not Applicable.
(g)(1)	-	Not Applicable.
(2)	-

Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(i)	-

Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(3)	-

Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(4)	-	Not Applicable.
(h)(1)	-

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(2)	-

Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002.

(i)	-

Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(3)	-

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Schedule A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(4)	-

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.
(i)	-	Not Applicable.
(j)(A)	-	Not Applicable.
(j)(1)	-	Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(2)	-	Not Applicable.
(3)	-	Not Applicable.
(4)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(5)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(6)	-	Not Applicable.
(7)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(8)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(9)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(10)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(11)	-	Power of Attorney, Michael J. Hogan, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(12)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(13)	-	Power of Attorney, Denise R. Lewis, filed herewith.
(k)	-	Not Applicable.
(l)	-	Not Applicable.
(m)	-

Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002 (see Exhibit (e) above for related Distribution Agreement).

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.
(o)	-	Not Applicable.
(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.
(2)	-	Wells Fargo Funds Management, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.
(3)	-	Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.
(4)	-	Dresdner RCM Global Investors, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(5)	-	Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(6)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(7)	-	Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(8)	-	Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(9)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(10)	-	Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.
(11)	-	Not Applicable.
(12)	-	Sutter Advisors LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002

Item 24. Persons Controlled by or Under Common Control with the Fund.

            Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

            Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

            (a)     Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

            To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

            (b)     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (c)     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (d)     Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (e)     Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (f)     Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (g)     Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (h)     Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (i)     Cadence Capital Management ("Cadence") serves as sub-adviser for the master portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (j)     Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

            (a)     Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

            (b)     Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

            (c)     Not Applicable.

Item 28. Location of Accounts and Records.

            (a)     The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

            (b)     Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

            (c)     Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

            (d)     Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

           (e)     Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

            (f)     Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

            (g)     Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

            (h)     Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

            (i)     Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

            (j)     Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

            (k)    Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

            (l)     Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

            (m)   Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

            (n)     Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, CA 94104.

Item 29. Management Services.

            Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 6th day of June, 2003.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                                      Title                                                                                Date

                            *                                                                         Trustee
Robert C. Brown

                            *                                                                         Trustee
Thomas S. Goho

                            *                                                                         Trustee
Peter G. Gordon

                            *                                                                         Trustee
Richard M. Leach

                            *                                                                         Trustee
J. Tucker Morse

                            *                                                                         Trustee
Timothy J. Penny

                            *                                                                         Trustee
Donald C. Willeke

                            *                                                                         President
Karla M. Rabusch (Principal Executive Officer)

                            *                                                                         Treasurer
Denise R. Lewis (Principal Financial and Accounting Officer)

                                                                                                                                                                     06/06/2003

*By:  /s/ Christopher R. Bellonzi

Christopher R. Bellonzi
As Attorney-in-Fact
June 6, 2003

SIGNATURES

            Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 6th day of June, 2003.

WELLS FARGO MASTER TRUST

By: /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(j)(13)	Power of Attorney, Denise R. Lewis

EX-99.B(j)(13)

WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY

            Denise R. Lewis, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Karla M. Rabusch, and C. David Messman, each an officer of Wells Fargo Funds Trust (hereafter the "Trust"), each individually with power of substitution or resubstitution, her true and lawful attorneys in fact and agents (each, an "Attorney-in-Fact") with the power and authority to do any and all acts and things and to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable in furtherance of the business and affairs of the Trust and relating to compliance by the Trust with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended (hereafter "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission (hereafter "SEC") in respect thereof, filing by the Trust of any and all Registration Statements on Form N-14 or Form N-1A pursuant to the Acts and any amendments thereto, signing in the name and on behalf of the undersigned as Treasurer and/or principal financial officer of the Trust any and all such Registration Statements or amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorneys-in-Fact shall do or cause to be done by virtue thereof.

Effective Date:
April 1, 2003

/s/ Denise R. Lewis
Denise R. Lewis